BORROWINGS (Tables)	6 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
SCHEDULE OF BORROWINGS

		As of March 31,	As of September 30,
	Note	2025	2025
		RMB	RMB
Short-term borrowings
China Resources Bank of Zhuhai Co., Ltd. Loan 3	(a)	22,000	22,000
ICBC Loan 3	(b)	7,600	7,000
Bank of Beijing Loan 1	(c)	5,000	5,000
Bank of Beijing Loan 2	(d)	5,000	5,000
China Resources SZITIC Trust Company Limited Loan 2	(e)	5,000	5,000
SH PuDong Development Bank	(h)	8,000	8,000
China Post Savings Bank Meilin Branch	(i)	5,000	5,000
Tianjin Jincheng Bank Co., Ltd.		-	367
Bank of China Wenjin Square Sub-branch		-	5,000
		57,600	62,367
Long-term borrowings
Guangxi Beibu Gulf Bank Loan 1	(f)	5,000	5,000
Guangxi Beibu Gulf Bank Loan 2	(g)	1,000	700
		6,000	5,700

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 10 — BORROWINGS (cont.)

(a)	On November 10, 2023, UTime SZ entered into a working capital loan agreement with China Resources Bank of Zhuhai Co., Ltd., to borrow RMB22 million as working capital at an annual effective interest rate of 3.55%. The loan was rollover in November 2024 and November 2025. The loan will be due in November 2026 with interest rate of 4.0%. The Company mortgaged the office owned by UTime SZ.

(b)	On December 11, 2023, UTime SZ entered into a loan agreement with ICBC, to borrow RMB8 million as working capital at an annual effective interest rate of 3.85%. The loan was renewed in December 2024 and December 2025. The loan will be due in November 2026 with interest rate of 3.2%.

(c)	On January 2, 2024, UTime SZ entered into a credit agreement with Bank of Beijing, according to which Bank of Beijing agreed to provide UTime SZ with a credit facility of up to RMB10 million with a three-year term from January 2, 2024 to January 2, 2027. On January 2, 2024, UTime SZ entered into a loan agreement with Bank of Beijing, to borrow RMB5 million as working capital at an annual effective interest rate of 4.05%. The loan is guaranteed by Mr. Bao and his spouse and will be due in January 2027.

(d)	On February 27, 2024, UTime SZ entered into a loan agreement with Bank of Beijing, to borrow RMB5 million as working capital at an annual effective interest rate of 4.05%. The loan is guaranteed by Mr. Bao and his spouse and will be due in January 2027.

(e)	On March 26, 2025, UTime SZ entered into a working capital loan agreement with China CITIC Bank, to borrow RMB5 million as working capital at an annual effective interest rate of 3.6%. The loan is guaranteed by Mr. Bao and will be due in March 26, 2026.

(f)	On January 25, 2024, UTime Guangxi entered into a working capital loan agreement with Guangxi Beibu Gulf Bank to borrow RMB5 million as working capital at an annual effective interest rate of 3.35%. The loan is guaranteed by Mr. Bao and his spouse, Mr. He Bo, the legal representative of UTime Guangxi, UTime SZ and Nanning Nanfang Financing Guarantee Co., Ltd, a third party. The loan was rolled over in January 2025 and, as a result, the loan will be due in January 2027 with interest rate of 4.5%. .

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 10 — BORROWINGS (cont.)

(g)	On January 26, 2024, UTime Guangxi entered into a working capital loan agreement with Guangxi Beibu Gulf Bank, to borrow RMB1 million as working capital at an annual effective interest rate of 3.35%. The loan is guaranteed by Mr. Bao and his spouse, Mrs. He Bo, the legal representative of UTime Guangxi, UTime SZ and Nanning Nanfang Financing Guarantee Co., Ltd, a third party. The loan was rolled over in January 2025 and, as a result, the loan will be due in January 2027 with interest rate of 4.5%.

(h)	On May 8, 2025, UTime SZ entered into a working capital loan agreement with Shanghai Pudong Development Bank to borrow RMB8 million as working capital at an annual effective interest rate of 4.32%. The loan will be due in April 2026.

(i)	In February 2025, UTime SZ entered into a credit agreement with Postal Savings Bank of China Bank to borrow RMB5 million for a term of one years with interest rate of 3.66%. The loan was originally due in February 2026 and was renewed for another year such that it will be due in February 2027. Mr. Bao is a co-borrower for this loan.